Provisions - Summary of Provisions (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of other provisions [Line Items]
Provision, beginning of the year	$ 128.3
Current year provisions	40.4
Acquisitions	1.0
Paid or otherwise settled	(52.9)
Impact of foreign exchange	(3.8)
Provisions, end of the year	113.0
Less current portion	23.9
Long-term portion	89.1
Previously stated [member]
Disclosure of other provisions [Line Items]
Provision, beginning of the year	120.6
Impact of IFRS 16 [member]
Disclosure of other provisions [Line Items]
Provision, beginning of the year	7.7
Self-insured liabilities provision [member]
Disclosure of other provisions [Line Items]
Provision, beginning of the year	77.0
Current year provisions	29.8
Paid or otherwise settled	(24.1)
Impact of foreign exchange	(2.6)
Provisions, end of the year	80.1
Less current portion	3.8
Long-term portion	76.3
Self-insured liabilities provision [member] | Previously stated [member]
Disclosure of other provisions [Line Items]
Provision, beginning of the year	77.0
Claims provision [member]
Disclosure of other provisions [Line Items]
Provision, beginning of the year	14.8
Current year provisions	8.4
Acquisitions	0.3
Paid or otherwise settled	(7.9)
Impact of foreign exchange	(0.2)
Provisions, end of the year	15.4
Less current portion	12.8
Long-term portion	2.6
Claims provision [member] | Previously stated [member]
Disclosure of other provisions [Line Items]
Provision, beginning of the year	14.8
Onerous contracts provision [member]
Disclosure of other provisions [Line Items]
Provision, beginning of the year	9.9
Current year provisions	0.4
Paid or otherwise settled	(9.9)
Provisions, end of the year	0.4
Less current portion	0.1
Long-term portion	0.3
Onerous contracts provision [member] | Previously stated [member]
Disclosure of other provisions [Line Items]
Provision, beginning of the year	12.5
Onerous contracts provision [member] | Impact of IFRS 16 [member]
Disclosure of other provisions [Line Items]
Provision, beginning of the year	(2.6)
Expected project loss [member]
Disclosure of other provisions [Line Items]
Provision, beginning of the year	15.6
Current year provisions	(0.6)
Paid or otherwise settled	(9.5)
Impact of foreign exchange	(0.7)
Provisions, end of the year	4.8
Less current portion	4.8
Expected project loss [member] | Previously stated [member]
Disclosure of other provisions [Line Items]
Provision, beginning of the year	15.6
Provision for lease restoration [member]
Disclosure of other provisions [Line Items]
Provision, beginning of the year	11.0
Current year provisions	2.4
Acquisitions	0.7
Paid or otherwise settled	(1.5)
Impact of foreign exchange	(0.3)
Provisions, end of the year	12.3
Less current portion	2.4
Long-term portion	9.9
Provision for lease restoration [member] | Previously stated [member]
Disclosure of other provisions [Line Items]
Provision, beginning of the year	0.7
Provision for lease restoration [member] | Impact of IFRS 16 [member]
Disclosure of other provisions [Line Items]
Provision, beginning of the year	$ 10.3